Dividend Restrictions - Additional Information (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net income of insurer	$ 0.1	$ 0.2	$ 0.2	$ 0.6	$ 1.1	$ 2.2
Spinnaker Insurance Company [Member]
Policyholders' Surplus					69.6
Unassigned funds (surplus)					6.6
Net income of insurer					$ 11.5
Percent surplus as regards policy holders					10.00%
RH Solutions [Member]
Stakeholder's equity balance					$ 29.4	$ 2.2
Dividend payments restrictions schedule statutory capital and surplus					$ 1.4